Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of carrying value of debt
	December 31,
	2020	2019
Subordinated convertible promissory notes	$-	$10,000
Unamortized debt discount	-	(898)
Subordinated convertible promissory notes, net	-	9,102

Term Loan	-	3,100
Unamortized debt discount	-	(87)
Vehicle financing agreements	208	271
Total debt obligations, net of deferred financing costs	$208	$3,284

Less: current portion of debt	110	1,435
Debt – net of current portion	98	1,849